Investment Securities - Proceeds From AFS Securities Sold or Redeemed (Details 3) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Available-for-sale securities sold or redeemed
Proceeds from sales and redemptions	$ 70	$ 74
Realized gains	1	7
Realized losses	0	(1)
Net realized gains	$ 1	$ 6